Interests in Joint Ventures - Schedule of Particulars of the Joint Ventures (Details)	12 Months Ended
Dec. 31, 2025
Cosmic Gold Limited [Member]
Schedule of Particulars of the Joint Ventures [Line Items]
Particulars of issued shares held	Ordinary shares
Place of incorporation/ registration and busines	BVI
Percentage of ownership interest, voting power and profit sharing	51.00%
Principal activity	Investment holding
DHI Holding (S) Pte Ltd. [Member]
Schedule of Particulars of the Joint Ventures [Line Items]
Particulars of issued shares held	Ordinary shares
Place of incorporation/ registration and busines	Singapore
Percentage of ownership interest, voting power and profit sharing	51.00%
Principal activity	Hotel investment